Summary of Significant Accounting Policies - Revenue Recognition and Concentrations of Credit Risk - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) Customer	Sep. 30, 2024 USD ($) Customer
Concentration Risk [Line Items]
One customer with more than 10 percent | Customer	1	1
Allowance for doubtful accounts | $	$ 26,169	$ 32,638
Accounts Receivable [Member] | Customer [Member] | One customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	21.00%	25.00%
Accounts Receivable [Member] | Customer [Member] | Minimum [Member] | One customer [Member]
Concentration Risk [Line Items]
Aggregate account receivable of more than 10% of total accounts receivable	10.00%	10.00%